Equity	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Stockholders Equity Abstract
Equity

12. Equity

Authorized Shares

On February 25, 2022, at the Company’s Annual Stockholders Meeting, the stockholders of the Company approved an amendment to its Certificate of Incorporation to increase the number of authorized shares of the Company’s common stock by 5,000,000 shares from 15,000,000 to 20,000,000 shares.

In addition, the stockholders also approved the adoption of the Company’s 2022 Equity Incentive Plan (“Plan”) providing for the issuance of up to 1,750,000 shares plus outstanding options granted under the Company’s 2012 Stock Option Plan that expire or are forfeited. The Plan provides various stock awards including incentive and nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, and other stock awards, which can be awarded to employees and directors of the Company and its subsidiaries.

Issuance and Sale of Common Stock

On March 2, 2022, the Company entered into a Securities Purchase Agreement with certain private investors pursuant to which the Company issued and sold an aggregate of 545,456 shares of common stock and warrants to purchase up to an additional 274,727 shares of common stock, at an offering price of $5.50 per share, for a gross consideration of $3,000,000. The issuance cost related to this private placement stock issuance amounted to approximately $272,800.  Under the terms of Securities Purchase Agreement between the Company and the investors, the Company must use commercially reasonable efforts to file a registration statement with the SEC within 90 days of the closing date to register for resale the shares of common stock sold in the private offering, including the shares of common stock issuable upon the exercise of the warrants. As of March 31, 2022, the Company had not yet filed a registration statement with respect to the offering.

15. Equity

At the 2020 Annual Meeting of Stockholders, the stockholders of the Company approved an amendment to the Certificate of Incorporation of the Company to increase the number of authorized shares of the Company’s Common stock by 3,000,000 shares from 7,000,000 to 10,000,000 shares, and a further amendment was approved by a majority of the Company’s shareholders on June 17, 2021 increasing the authorized shares to 15,000,000.

On June 18, 2020, the Company entered into a securities purchase agreement in the amount of $6,074,400 with several accredited investors for the sale and issuance of 1,349,850 shares of the Company’s Common Stock at an offering price of $4.50 per share and warrants to purchase up to 1,349,850 shares of the Company’s Common Stock exercisable at $9.0 0 per share. The issuance cost realated to this stock issuance amounted to approximately $70,000.  The proceeds were used to fund the operations of the Company’s Bioprocessing Systems Operations. The warrants were immediately exercisable and expire five years from the date of issuance. If at any time commencing twelve months from the date of the agreement, but before the expiration of the warrant, the volume weighted average price of the Company’s Common Stock exceeds $18 per share for each of thirty consecutive days, the Company may at any time in its sole discretion, call for the exercise of the Warrants, in their entirety.

On April 29, 2021, the Company received proceeds of approximately $7,580,400 from the sale of its securities to private investors upon the issuance of 1,595,880 shares of the Company’s Common Stock at an offering price of $4.75 per share which included warrants to purchase up to 797,940 shares of the Company’s Common Stock exercisable at $9.50 per share.  The issuance costs related to this stock issuance amounted to approximately $581,000.  In June 2021, the Company received an additional $9.5 million through the sale of an additional 2,000,000 shares of the Company’s Common Stock at $4.75 per share which also included warrants to purchase up to 999,993 of the Company's Common Stock exercisable at $9.50 per share. The issuance costs related to this stock issuance amounted to approximately $425,400.   These warrants are exercisable immediately and expire five years from date of issuance. The Company utilized the services of brokers for both transactions and incurred a total of approximately $1.0 million in issuance related costs for broker and legal fees. The Company was required under a registration rights agreement to register the shares, which it did through an S-1 Registration Statement filed with the Securities and Exchange Commission, which became effective on August 13, 2021. The proceeds were used for the Aquila acquisition with the remainder being used to fund the Bioprocessing Systems Operations.